UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2011

Date of reporting period:	January 31, 2011

Item 1.   Schedule of Investments

Schroder International Multi-Cap Value Fund

Schedule of Investments

January 31, 2011 (unaudited)

Shares		Value $

	COMMON STOCK — 97.6%
	Australia — 3.8%
7,417	Aspen Group REIT	3,510
11,550	Ausdrill	33,489
1,106	Australia & New Zealand Banking Group	26,085
1,197	Bank of Queensland	11,796
2,798	Cardno	16,700
24,625	Commonwealth Property Office Fund REIT	21,347
42,295	Cue Energy Resources (1)	13,064
3,142	Downer EDI	12,053
4,245	Dragon Mining (1)	6,958
2,953	Melbourne IT	5,738
6,654	Metcash	27,846
31,721	Minara Resources	28,762
8,924	Mincor Resources NL	15,650
1,593	National Australia Bank	39,142
3,766	NIB Holdings	4,878
35,604	OZ Minerals	57,826
8,046	Panoramic Resources	18,760
23,916	Perilya	13,226
2,692	QBE Insurance Group	46,940
10,664	Rubicon America Trust REIT (1) (2) (3)	—
2,554	Sonic Healthcare	30,385
6,670	Stockland REIT	23,926
15,089	Telstra	42,097
1,513	Woolworths	40,252
		540,430
	Austria — 0.9%
1,465	CAT Oil	15,882
100	Lenzing	10,744
1,299	Oesterreichische Post	40,762
769	OMV	34,104
484	Vienna Insurance Group	26,324
		127,816
	Belgium — 1.7%
12,345	Ageas	34,995
1,178	Belgacom	42,319
290	Compagnie Maritime Belge	9,054
455	Delhaize Group	35,898
551	Econocom Group	8,787
978	Mobistar	61,051
2,248	Nyrstar	36,032
66	Wereldhave Belgium REIT	6,337
		234,473
	Bermuda — 0.9%
6,238	Catlin Group	36,961
13,000	Dickson Concepts International	10,138
5,658	Hiscox	34,087
1,217	Seadrill	40,020
		121,206
	Brazil — 1.2%
400	Cia de Saneamento Basico do Estado de Sao Paulo ADR	19,828
1,100	Cia de Transmissao de Energia Eletrica Paulista	33,662
1,540	Cia Energetica de Minas Gerais ADR	25,441
700	Cremer	6,908
600	Energias do Brasil	13,480
1,100	Eternit	7,431
1,000	Helbor Empreendimentos	11,698
1,200	Light	18,825
700	Tele Norte Leste Participacoes ADR	11,074
800	Telecomunicacoes de Sao Paulo ADR	19,464
		167,811
	Canada — 7.3%
600	AG Growth International	30,084
1,100	AGF Management Class B	20,479
3,600	Air Canada (1)	11,434
700	BCE	25,428
2,350	Breakwater Resources (1)	13,778
2,400	Canadian Oil Sands Trust	65,897
2,300	CGI Group (1)	44,245
1,300	Chemtrade Logistics Income Fund	19,321
3,400	Chorus Aviation	17,082
2,100	CML HealthCare	24,960
1,900	Davis & Henderson Income Fund	39,530
3,300	Daylight Energy	33,257
700	Empire Class A	36,461
1,600	EnCana	51,570
1,500	Great-West Lifeco	38,863
16,500	High River Gold Mines (1)	20,930
700	Industrial Alliance Insurance and Financial Services	25,694
400	Labrador Iron Ore Royalty	27,827
300	Laurentian Bank of Canada	15,911

Shares		Value $

1,100	Liquor Stores North America	17,260
600	Manitoba Telecom Services	18,500
400	Mosaid Technologies	12,801
400	National Bank of Canada	27,891
1,100	Nexen	27,632
900	North West Fund	18,958
700	Petrobank Energy & Resources (1)	16,430
1	Petrominerales	37
1,300	Peyto Exploration & Development	24,476
2,000	Pinetree Capital (1) (2)	7,351
1,200	Power Corp. of Canada	32,349
800	Power Financial	23,803
1,800	Reitmans Canada Class A	32,505
1,100	Rogers Communications Class B	38,421
4,000	Rogers Sugar Income Fund	22,133
1,300	TMX Group	49,497
1,400	TransAlta	28,917
1,200	Valener	20,412
400	Wajax	14,974
2,500	Yellow Media	15,307
1,200	Zargon Oil & Gas	24,702
		1,037,107
	Cayman Islands — 0.1%
500	Trina Solar ADR (1)	13,035

	Chile — 0.2%
19,905	Inversiones Aguas Metropolitanas	30,696

	China — 0.7%
50,300	Bank of China Class H	26,129
28,000	China Petroleum & Chemical Class H	30,849
30,000	China Zhongwang Holdings	14,391
10,000	Great Wall Technology	5,002
22,000	Zhejiang Expressway	20,458
		96,829
	Cyprus — 0.2%
3,296	ProSafe	24,535

	Czech Republic — 0.2%
1,215	Telefonica O2 Czech Republic	27,806

	Denmark — 0.1%
525	D/S Norden	17,809

	Finland — 2.4%
1,489	Elisa	32,773
2,119	Huhtamaki	30,687
2,884	Nokia	30,870
1,950	Orion	44,068
2,715	Pohjola Bank Class A	36,197
1,112	Sampo	32,725
1,739	Sanoma	40,656
4,543	Stora Enso Class R Shares	54,038
1,820	UPM-Kymmene	37,468
		339,482
	France — 7.3%
2,236	ABC Arbitrage	22,526
402	Alten	13,977
772	Arkema	53,670
1,982	AXA	41,942
679	BNP Paribas	50,746
768	Bouygues	35,753
487	Carrefour	23,854
436	Casino Guichard Perrachon	42,593
202	Cegid Group	5,945
243	Ciments Francais	21,653
2,480	CNP Assurances	54,653
1,889	Credit Agricole	27,899
180	Credit Agricole Nord de France	4,974
282	Esso Francaise	40,337
2,787	Etablissements Maurel et Prom	52,263
74	Fonciere Des Regions REIT	7,442
1,439	France Telecom	31,427
664	GDF Suez	26,335
1,027	Generale de Sante	15,484
1,092	Metropole Television	26,703
484	Nexity	22,333
2,641	PagesJaunes Groupe	27,109
884	Rallye	39,967
944	Sanofi-Aventis	64,446
2,024	SCOR	56,004
793	Societe Generale	51,266
849	Total	49,639
108	Total Gabon	52,110
457	Valeo	26,742
200	Vinci	11,576
1,136	Vivendi	32,553
		1,033,921
	Germany — 3.1%
255	Allianz	35,410
637	Aurubis	35,849
804	BASF	61,827
203	Bechtle	8,390

Shares		Value $

2,440	DAB Bank	15,697
367	Daimler	26,835
1,170	Deutsche Lufthansa	24,575
2,961	Deutsche Telekom	39,468
686	E.ON	22,865
181	Generali Deutschland Holding	22,484
886	Hannover Rueckversicherung	49,547
12	KSB	9,836
342	Muenchener Rueckversicherungs	53,554
464	RWE	33,414
1,197	SQS Software Quality Systems	4,284
		444,035
	Greece — 0.6%
1,341	Eurobank Properties Real Estate Investment	11,564
3,581	Mytilineos Holdings	25,734
2,146	OPAP	43,209
		80,507
	Guernsey — 0.0%
3,969	IRP Property Investments Limited	5,037

	Hong Kong — 2.6%
14,000	Cathay Pacific Airways	35,267
28,000	Champion REIT	16,915
193,041	Champion Technology Holdings	4,061
4,500	China Mobile	44,211
8,000	China Pharmaceutical Group	4,422
16,000	China Ting Group Holdings	2,565
23,000	Goldlion Holdings	9,735
35,000	GZI Real Estate Investment Trust	19,483
3,000	Hongkong Land Holdings	21,120
5,000	Kingboard Chemical Holdings	28,474
22,000	Lerado Group Holdings	4,007
20,000	Luen Thai Holdings	2,180
28,000	Norstar Founders Group (1) (2) (3)	—
12,227	NWS Holdings	20,701
70,000	PCCW	33,040
26,000	Public Financial Holdings	18,341
36,000	Shenzhen Investment	12,744
21,000	Sunlight REIT	6,572
15,000	TAI Cheung Holdings	12,044
34,000	Texwinca Holdings	36,937
34,000	TPV Technology	21,412
5,200	Transport International Holdings	16,741
		370,972
	Hungary — 0.2%
8,579	Magyar Telekom Telecommunications	23,304

	Indonesia — 0.5%
95,000	Bank Bukopin	6,303
63,000	International Nickel Indonesia	32,047
32,000	Telekomunikasi Indonesia	26,717
		65,067
	Ireland — 0.5%
3,548	Anglo Irish Bank (1) (2) (3)	—
1,600	DCC	47,305
17,066	Total Produce	9,391
5,962	United Drug	17,627
		74,323
	Israel — 0.9%
15,496	Bezeq Israeli Telecommunication	41,429
902	Cellcom Israel	27,254
601	First International Bank of Israel	8,413
8,441	Migdal Insurance & Financial Holding	15,369
1,536	Partner Communications	29,463
1,894	Super-Sol	10,833
		132,761
	Italy — 2.8%
1,827	Autostrada Torino-Milano	25,633
10,659	Banca Carige	25,211
3,093	Banca Popolare di Milano	13,061
725	Banco di Sardegna	9,795
444	Beni Stabili	413
1,315	Brembo	14,517
2,182	Caltagirone	5,585
2,778	Finmeccanica	37,512
22,246	KME Group	10,429
2,185	MARR	26,259
5,556	Mediaset	36,067
2,381	Milano Assicurazioni	3,944
4,625	Piccolo Credito Valtellinese Scarl	22,933
4,908	Recordati	44,507
4,075	Snam Rete Gas	21,377
831	Societa Cattolica di Assicurazioni	21,999
1,635	Societa Iniziative Autostradali e Servizi	17,557
15,621	Telecom Italia	22,194
11,016	UniCredit	27,277
935	Unione di Banche Italiane	9,682

Shares		Value $

1,189	Zignago Vetro	8,170
		404,122
	Japan — 21.5%
3,000	77 Bank	16,269
1,700	Aeon Credit Service	23,845
4,000	Aichi Steel	28,418
1,600	Alpine Electronics	22,013
2,600	Alps Electric	31,177
800	Aoyama Trading	13,473
1,500	Arcs	23,050
400	Artnature	3,841
4,000	Asahi Glass	49,866
6,000	Asahi Kasei	40,946
6	Asax	6,968
500	Autobacs Seven	20,016
600	Avex Group Holdings	8,767
700	Bridgestone	13,444
700	Canon Electronics	19,697
900	Century Tokyo Leasing	15,892
1,300	Charle	5,846
2,000	Chubu Shiryo	14,331
1,000	Chugoku Marine Paints	8,835
700	Cosmos Pharmaceutical	28,150
1,000	Create SD Holdings	22,313
2,000	Daihatsu Diesel Manufacturing	8,701
2,000	Daihatsu Motor	33,098
1,100	Daiichikosho	20,107
300	Daikoku Denki	3,740
7,000	Daishi Bank	23,714
3,000	Daiwa Industries	15,684
4,300	DCM Holdings	25,729
1,400	Duskin	26,632
1,700	Eisai	58,897
600	Fuji	3,319
4,000	Fuji Heavy Industries	34,268
800	Fukuda Denshi	24,987
1,400	Hard Off	7,438
500	Heiwa	7,306
3,000	Higo Bank	15,830
5,000	Hitachi	27,297
2,200	Hitachi Capital	34,933
500	H-One	5,191
2,000	Hosiden	20,985
6,000	Hyakujushi Bank	22,813
1,800	Ichinen Holdings	9,980
9	Infocom	13,051
9	Inpex	57,689
1,700	IT Holdings	21,255
2,000	ITC Networks	11,942
1,800	Ito En	31,016
3	Japan Excellent REIT	18,316
3	Japan Hotel and Resort REIT	9,341
4	JAPAN OFFICE Investment REIT	5,055
1,100	Japan Petroleum Exploration	44,705
5	Japan Prime Realty Investment REIT Class A	13,399
1,000	Japan Radio	2,925
9	Japan Retail Fund Investment REIT	16,528
8,000	Juroku Bank	25,932
3,000	Kagoshima Bank	19,742
4,000	Kandenko	25,786
4,000	Kaneka	27,980
1,000	Kanto Natural Gas Development	5,520
2,000	Kasumi	11,211
1,300	Kato Sangyo	20,579
10	KDDI	56,178
500	Keihin	11,418
2,000	Keiyo Bank	10,236
2,000	Kuraray	28,077
3,000	Kyowa Exeo	29,393
500	Lawson	24,951
3,000	Maeda Road Construction	25,957
4	MID REIT	10,563
9,000	Mitsubishi UFJ Financial Group	46,722
5,000	Mitsui Engineering & Shipbuilding	13,831
1,000	Mitsui Home	5,472
44	Mitsui Knowledge Industry	7,769
10,000	Mitsui Mining & Smelting	35,340
26,500	Mizuho Financial Group	51,024
15	Money Partners Group	3,866
600	Muto Seiko	5,104
1,000	Namura Shipbuilding	5,252
1,100	NEC Capital Solutions	18,257
600	NEC Mobiling	18,579
1,700	NEC Networks & System Integration	23,099
7,000	Nichirei	31,903
1,000	Nichireki	4,107
15	NIFTY	19,851
4,000	Nippon Electric Glass	60,200
2,000	Nippon Seisen	12,089
1,100	Nippon Telegraph & Telephone	51,072
14,000	Nishi-Nippon City Bank	43,505
3,000	Nissan Shatai	26,066
2,400	Nissen Holdings	12,986
1,000	Nisshin Oillio Group	5,082
2,000	Nissin Sugar Manufacturing	4,801
4	Nomura Real Estate Office Fund REIT	28,418

s

Shares		Value $

12	NTT Data	38,986
30	NTT DoCoMo	53,558
7	Okinawa Cellular Telephone	15,500
4,000	Pacific Metals	34,219
22	PGM Holdings K K	13,861
8	Precision System Science	4,933
2,000	Press Kogyo	9,944
5	Riberesute	7,074
2,000	S Foods	17,865
2,000	San-Ai Oil	10,236
3,000	San-In Godo Bank	22,484
3,000	Sankyo Seiko	11,114
9	SBS Holdings	11,143
1,700	Sega Sammy Holdings	34,058
4,000	Sekisui Chemical	30,709
4	Sekisui House SI Investment	18,426
1,000	Sekisui Jushi	10,175
4,000	Shindengen Electric Manufacturing	21,106
1,900	Shinko Plantech	19,264
4,000	Shinsho	10,139
1,600	Ship Healthcare Holdings	18,796
4,000	Shiroki	15,550
3,000	Showa Sangyo	8,884
700	Siix	8,428
91	SKY Perfect JSAT Holdings	33,823
1,100	SRA Holdings	12,359
20	SRI Sports	22,106
2,400	Sumitomo	34,541
1,700	Sumitomo Mitsui Financial Group	57,841
6,000	Sumitomo Trust & Banking	36,193
2,000	Taihei Kogyo	9,359
1,000	Takeda Pharmaceutical	48,135
6	T-Gaia	10,719
13,000	Toa	15,684
900	Tocalo	16,561
7,000	Toda	26,871
1,200	Tokai Rika	24,026
550	Token	21,917
4,720	Tokyu Construction	13,747
4,000	Tokyu Land	20,522
2	Tokyu REIT	13,892
4,000	TonenGeneral Sekiyu	45,089
2,100	Toppan Forms	20,780
7,000	Toshiba TEC	33,098
5,000	Toyo Ink Manufacturing	25,957
8,000	Toyo Kanetsu	14,623
2,100	Toyota Auto Body	39,410
2,000	Valor	17,767
1,300	VT Holdings	5,038
3,000	Yokohama Reito	20,948
3,000	Zojirushi	8,408
		3,056,812
	Malaysia — 1.2%
15,400	Affin Holdings	18,017
7,300	APM Automotive Holdings	12,405
17,800	Kumpulan Fima	9,947
13,800	Multi-Purpose Holdings	11,230
7,600	Petronas Dagangan	30,003
19,000	Tenaga Nasional	38,186
6,200	Tradewinds Malaysia	13,818
13,500	UMW Holdings BHD	31,765
5,800	YTL Power International	4,454
		169,825
	Malta — 0.0%
22,416	BGP Holdings (1) (2) (3)	—

	Netherlands — 2.3%
926	ASM International (1)	33,557
1,053	Koninklijke DSM	62,331
2,040	Koninklijke KPN	32,154
1,400	Mediq	25,660
1,774	Royal Dutch Shell	62,588
1,363	Royal Dutch Shell A Shares	47,987
997	Sligro Food Group	33,230
446	Vastned Offices/Industrial REIT	7,814
235	Vastned Retail REIT	16,794
105	Wereldhave REIT	10,249
		332,364
	New Zealand — 0.4%
13,956	Air New Zealand	15,062
8,052	Argosy Property Trust	4,531
7,005	Nuplex Industries	19,495
9,823	Vector	18,780
		57,868
	Norway — 2.5%
9,933	ABG Sundal Collier Holding	13,736
754	Aker Class A Shares	19,770
1,800	Austevoll Seafood	14,206
1,277	Cermaq	19,228
602	Farstad Shipping	18,025
1,338	Fred Olsen Energy	57,986
1,043	Leroy Seafood Group	33,215
29,110	Marine Harvest	32,748
2,670	SpareBank 1 SMN	25,300
1,148	Sparebank 1 SR Bank	11,226
420	Sparebanken More	15,265
2,016	StatoilHydro	48,918

Shares		Value $

1,837	TGS Nopec Geophysical	43,271
		352,894
	Philippines — 0.6%
34,600	DMCI Holdings	26,408
550	Globe Telecom	9,589
600	Philippine Long Distance Telephone ADR	33,420
15,100	Rizal Commercial Banking	9,442
4,300	Union Bank of Philippines	5,742
		84,601
	Poland — 0.6%
5,820	Impexmetal (1)	9,219
978	KGHM Polska Miedz	57,269
3,752	Telekomunikacja Polska	21,945
		88,433
	Portugal — 0.7%
10,239	Banco BPI	19,733
2,426	Banco Espirito Santo	9,830
14,297	Portucel Empresa Produtora de Pasta e Papel	48,513
2,324	Portugal Telecom	26,912
		104,988
	Russia — 0.7%
800	LUKOIL ADR	49,576
2,350	Mobile Telesystems ADR	44,908
		94,484
	Singapore — 1.8%
24,000	Boustead Singapore	20,274
8,000	CapitaCommercial Trust REIT	8,948
9,000	Hong Leong Asia	19,570
13,000	HTL International Holdings	6,508
18,000	Jurong Technologies Industrial (1) (2) (3)	—
23,800	MobileOne	45,608
15,000	SembCorp Industries	60,540
12,000	Singapore Telecommunications	29,096
23,000	StarHub	45,874
9,000	UOB-Kay Hian Holdings	12,741
		249,159
	South Africa — 0.7%
7,701	Afgri	7,610
3,067	Allied Electronics	11,627
746	Allied Technologies	6,645
2,353	Aveng	12,451
397	Kumba Iron Ore	24,877
3,798	MMI Holdings	8,669
1,080	Palabora Mining	18,789
4,409	Steinhoff International Holdings (1)	14,285
		104,953
	South Korea — 1.4%
940	Bookook Steel (1)	2,242
1,380	Daeduck Electronics (1)	9,679
410	Daishin Securities	5,861
163	GS Home Shopping	19,384
1,530	Hanil E-Wha (1)	8,503
39	Hankook Shell Oil	7,735
170	Hansol LCD (1)	8,931
490	Hanyang Securities	4,028
2,610	IsuPetasys (1)	8,885
530	Jinheung Mutual Savings Bank	1,503
460	KG Chemical	3,810
190	Kyeryong Construction Industrial (1)	3,022
1,300	Kyung Nong	4,379
100	Mi Chang Oil Industrial (1)	4,530
990	Moorim P&P	12,383
860	Motonic	5,909
60	Nexen (1)	3,281
86	Nong Shim Holdings (1)	4,218
110	Pusan City Gas (1)	1,966
32	Samsung Electronics	28,047
470	Sejong Industrial (1)	5,417
127	Shinsegae Information & Communication	7,636
2,100	SK Telecom ADR	36,330
238	Thinkware Systems	2,647
		200,326
	Spain — 2.4%
2,880	Almirall	33,350
2,930	Banco Bilbao Vizcaya Argentaria	35,963
2,185	Banco Popular Espanol	13,136
3,148	Banco Santander Central Hispano	38,560
825	Caja de Ahorros del Mediterraneo	7,261
7,179	Criteria Caixacorp	49,536
2,134	Duro Felguera	16,065
831	Enagas	17,523
10,627	Mapfre	36,104
1,491	Repsol	46,889
1,310	Telefonica	32,895
766	Vueling Airlines (1)	11,701
		338,983
	Sweden — 2.0%
995	Axfood	36,014
2,806	Boliden	58,503
1,000	D Carnegie (1) (2) (3)	—
1,414	Intrum Justitia	22,357

Shares		Value $

1,300	NCC Class B Shares	30,348
1,390	Nolato	17,507
3,158	Nordea Bank	38,330
3,074	Peab	25,970
7,088	TeliaSonera	58,342
		287,371
	Switzerland — 3.1%
370	Baloise Holding	38,054
173	Compagnie Financiere Tradition	22,026
890	Credit Suisse Group	39,791
82	Emmi	17,979
120	Helvetia Holding	49,031
908	Novartis	50,541
427	Pargesa Holding	37,630
400	Roche Holding	60,841
3,214	STMicroelectronics	38,886
59	Valora Holding	20,060
55	Vaudoise Assurances Holding	15,671
161	Zurich Financial Services	43,980
		434,490
	Taiwan (2) — 2.9%
12,000	Ardentec	13,773
7,000	Audix	7,987
4,000	Chong Hong Construction	10,823
20,394	Compal Electronics	26,914
11,000	Coretronic	18,630
11,000	CTCI	12,848
19,000	Far EasTone Telecommunications	28,454
14,000	Feng TAY Enterprise	15,572
7,000	FSP Technology	9,264
3,000	Gintech Energy	9,466
1,600	Himax Technologies ADR	4,032
22,580	Inventec	13,197
3,000	I-Sheng Electric Wire & Cable	4,974
4,199	Leader Electronics	2,940
13,000	Lingsen Precision Industries	11,302
18,000	Lite-On Technology	24,420
4,441	Pegatron (1)	6,097
6,000	Phihong Technology	10,553
12,000	Pou Chen	11,380
3,150	Promate Electronic	2,561
15,907	Quanta Computer	33,553
4,000	Roundtop Machinery Industries	3,306
5,000	Shih Wei Navigation	6,811
3,000	Sincere Navigation	3,698
25,130	Sinon	12,286
4,000	Sirtec International	8,482
3,000	Sitronix Technology	6,603
4,000	Taiwan Navigation	4,991
10,000	Taiwan Sogo Shin Kong SEC	8,347
6,000	Taiwan Surface Mounting Technology	15,527
6,000	Ttet Union	10,529
6,000	U-Ming Marine Transport	12,890
22,000	Wan Hai Lines	18,346
8,000	Weikeng Industrial	7,416
10,553	Wistron	20,601
		418,573
	Thailand — 1.7%
16,000	Advanced Info Service	41,464
18,400	Bangchak Petroleum	10,312
5,300	Bangkok Bank	25,829
5,300	Bangkok Expressway	3,245
14,100	Bualuang Securities	8,450
26,300	Delta Electronics Thai	24,281
2,100	Electricity Generating	7,245
8,000	Hana Microelectronics	6,544
7,300	Kiatnakin Bank	8,040
25,300	Lanna Resources	18,440
45,800	MCS Steel	14,985
11,000	Padaeng Industry	7,839
18,400	Property Perfect	2,396
14,800	SC Asset	8,294
12,400	Thai Oil	27,315
74,800	Thai Tap Water Supply	14,902
5,900	Thanachart Capital	5,781
		235,362
	Turkey — 1.4%
3,371	Aksa Akrilik Kimya Sanayii	7,970
2,522	Aselsan Elektronik Sanayi Ve Ticaret	12,491
3,943	Aygaz	21,349
1,345	Ford Otomotiv Sanayi	11,159
1,474	Gubre Fabrikalari (1)	13,516
660	Pinar SUT Mamulleri Sanayii	5,517
6,503	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	9,655
3,204	Tofas Turk Otomobil Fabrikasi	17,308
6,906	Trakya Cam Sanayi (1)	14,388
1,247	Tupras Turkiye Petrol Rafinerileri	32,359
9,039	Turk Telekomunikasyon	37,101
2,286	Turkcell Iletisim Hizmet	14,003
		196,816
	United Kingdom — 11.5%
5,659	Amlin	35,380
1,135	AstraZeneca	55,082
1,649	Atkins WS	18,155

Shares		Value $

5,663	Aviva	40,157
3,053	BAE Systems	16,721
6,278	Balfour Beatty	33,730
9,707	Barclays	45,663
15,990	Beazley	30,446
9,315	Brewin Dolphin Holdings	23,867
33,100	Cable & Wireless Communications	24,510
5,224	Carillion	32,158
12,292	Centrica	62,971
24,853	Chaucer Holdings	20,298
4,631	Chesnara	18,874
2,173	Chime Communications	9,239
3,020	Computacenter	21,197
2,883	Davis Service Group	19,442
5,769	Drax Group	35,845
12,062	Electrocomponents	50,454
7,735	Fiberweb	12,170
5,233	Firstgroup	31,350
5,307	Game Group	5,694
2,357	GlaxoSmithKline	42,595
2,169	Hill & Smith Holdings	9,795
7,884	Home Retail Group	27,258
942	Imperial Tobacco Group	26,912
3,209	Inchcape	19,112
1,649	Interior Services Group	5,493
5,747	Intermediate Capital Group	31,273
5,459	International Power	36,962
2,521	Interserve	10,951
5,904	Investec	45,260
8,824	J Sainsbury	53,909
5,554	JKX Oil & Gas	25,891
1,407	Keller Group	15,006
5,088	Kesa Electricals	10,503
1,100	Kier Group	22,055
29,604	Legal & General Group	52,623
13,229	Man Group	62,326
6,817	Marks & Spencer Group	38,918
5,786	N Brown Group	26,241
3,594	National Grid	31,799
2,490	Robert Wiseman Dairies	13,568
9,551	RSA Insurance Group	20,786
2,436	Scottish & Southern Energy	45,213
15,695	Standard Life	57,633
2,784	Tate & Lyle	24,588
7,550	Tesco	48,689
3,154	Tullett Prebon	19,597
935	Umeco	6,895
1,604	Vedanta Resources	58,360
19,376	Vodafone Group	54,409
2,948	Wincanton	7,046
9,006	WM Morrison Supermarkets	38,435
1,140	WSP Group	6,426
		1,639,930
	TOTAL COMMON STOCK (Cost $12,486,770)	13,861,316

	PREFERRED STOCK — 1.0%
	Brazil — 0.5%
1,200	Banco Daycoval	8,819
600	Cia Energetica do Ceara Class A	10,528
3,400	Confab Industrial	11,790
1,320	Eletropaulo Metropolitana Eletricidade de Sao Paulo Class B	25,736
1,300	Ferbasa-Ferro Ligas da Bahia	10,482
		67,355
	Germany — 0.5%
28	KSB	22,637
293	Volkswagen	47,325
		69,962
	TOTAL PREFERRED STOCK (Cost $99,925)	137,317

	WARRANTS (1) — 0.0%
	Italy — 0.0%
1,002	KME Group, Expires 01/02/12	26
935	Unione di Banche Italiane, Expires 06/30/11	3
	TOTAL WARRANTS (Cost $—)	29

	SHORT-TERM INVESTMENT (4) — 1.1%
157,331	JPMorgan Prime Money Market Fund, 0.060% (Cost $157,331)	157,331

	TOTAL INVESTMENTS — 99.7% (Cost $12,744,026) *	14,155,993

	OTHER ASSETS LESS LIABILITIES — 0.3%	44,045

	NET ASSETS — 100%	$14,200,038

(1)          Denotes non-income producing security.

(2)          Security is fair valued.

(3)          Security considered illiquid. On January 31, 2011, the value of these securities amounted to $0 representing 0.0% of the net assets of the Fund.

(4)          The rate shown represents the 7-day current yield as of January 31, 2011.

ADR — American Depositary Receipt

CAD — Canadian Dollar

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

* At January 31, 2011, the tax basis cost of the Fund’s investments was $12,744,026, and the unrealized appreciation and depreciation were $1,878,979 and $(467,012), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

A summary of the open futures contracts held by the Fund at January 31, 2011, is as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
FTSE Index	1	Mar-2011	$(2,577)
$(2,577)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2011, is as follows:

	Settlement	Currency to		Currency to		Unrealized Appreciation
Counterparty	Date	Deliver		Receive		(Depreciation)
JPMorgan Chase & Co.	2/4/11	CAD	125,700	USD	126,556	$1,011
UBS Securities LLC	2/4/11	CAD	369,300	USD	371,907	3,063
JPMorgan Chase & Co.	2/18/11	USD	480,983	GBP	303,900	5,632
The Royal Bank of Scotland	2/18/11	USD	257,816	GBP	162,500	2,384
UBS Securities LLC	2/18/11	USD	288,457	GBP	180,500	565
Toronto - Dominion Bank	3/18/11	CAD	495,000	USD	496,265	2,287
						$14,942

Schroder Emerging Market Equity Fund

Schedule of Investments

January 31, 2011 (unaudited)

Shares		Value $

	COMMON STOCK — 92.6%
	Brazil — 12.9%
209,838	Banco Bradesco ADR	3,970,135
124,200	BM&F Bovespa	868,036
115,200	BR Malls Participacoes	1,050,477
76,500	BR Properties	769,635
41,400	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,579,824
41,720	Cia de Bebidas das Americas ADR	1,113,924
75,964	Cia de Concessoes Rodoviarias	2,097,680
112,177	Cia Energetica de Minas Gerais ADR	1,853,164
105,914	Cyrela Brazil Realty Empreendimentos e Participacoes	1,169,762
136,600	Gerdau ADR	1,809,950
48,100	Iochpe-Maxion	580,005
312,455	Itau Unibanco Holding ADR	6,717,783
42,300	Lojas Renner	1,228,220
56,500	OGX Petroleo e Gas Participacoes (1)	583,337
31,001	Petroleo Brasileiro	558,870
86,498	Petroleo Brasileiro ADR	3,177,072
7,500	Ultrapar Participacoes ADR	475,725
11,000	Vale	376,675
105,400	Vale ADR	3,671,082
29,324	Vivo Participacoes ADR	998,189
		34,649,545
	Cayman Islands — 0.2%
16,797	Eurasia Drilling GDR	508,949

	China — 12.0%
1,146,000	Bank of Communications	1,092,115
6,559,320	China Construction Bank Class H	5,762,940
336,000	China National Building Material Class H	836,057
1,798,000	China Petroleum & Chemical Class H	1,980,969
682,000	China Shenhua Energy Class H	2,768,553
1,201,000	China Suntien Green Energy (1)	298,841
576,000	Golden Eagle Retail Group	1,580,997
353,000	Hidili Industry International Development	301,539
8,360,565	Industrial & Commercial Bank of China Class H	6,219,541
986,500	Parkson Retail Group	1,680,312
1,502,000	PetroChina Class H	2,084,452
484,500	Ping An Insurance Group of China Class H	4,800,506
57,500	Tencent Holdings	1,489,752
335,800	ZTE	1,324,404
		32,220,978
	Cyprus — 0.2%
35,560	Globaltrans Investment GDR	589,940

	Czech Republic — 0.3%
3,895	Komercni Banka	931,331

	Egypt (2) — 0.4%
91,502	Commercial International Bank (5)	567,388
353,993	Talaat Moustafa Group (1) (5)	394,725
		962,113
	Hong Kong — 7.9%
179,000	Beijing Enterprises Holdings	1,049,214
1,005,000	Belle International Holdings	1,719,557
352,200	Changsha Zoomlion Heavy Industry Science and Technology Development (1)	807,703
419,000	China Mengniu Dairy	1,168,875
348,000	China Merchants Holdings International	1,513,121
662,500	China Mobile	6,508,927
2,427,000	CNOOC	5,354,180
4,675,140	Franshion Properties China	1,355,182
1,664,000	Poly Hong Kong Investments	1,553,744
		21,030,503
	Hungary — 2.3%
29,937	MOL Hungarian Oil & Gas	3,359,570
98,562	OTP Bank	2,754,055
		6,113,625
	India — 3.3%
12,100	HDFC Bank ADR	1,747,361
12,900	ICICI Bank ADR	559,086
47,500	Infosys Technologies ADR	3,216,225
135,556	ITC GDR	480,099
42,300	Reliance Industries GDR (4)	1,681,425
76,567	Tata Steel GDR	1,041,311
		8,725,507
	Peru — 0.6%
7,068	Credicorp	736,910
20,400	Southern Copper	914,328
		1,651,238
	Poland — 1.6%
13,080	KGHM Polska Miedz	765,929
65,939	Polski Koncern Naftowy Orlen	1,095,004
172,263	Powszechna Kasa Oszczednosci Bank Polski	2,467,840
		4,328,773

Shares		Value $

	Qatar — 0.3%
20,872	Industries Qatar QSC	781,955

	Russia — 7.9%
32,100	CTC Media	709,731
331,493	Gazprom ADR	8,771,305
62,474	LUKOIL ADR	3,871,514
30,800	Mechel ADR	971,124
79,316	MMC Norilsk Nickel ADR	2,011,454
9,350	NovaTek GDR	1,054,680
219,350	Rosneft Oil GDR	1,875,442
67,050	Severstal GDR	1,210,252
21,250	Uralkali GDR	806,438
		21,281,940
	South Africa — 4.4%
34,981	African Rainbow Minerals	1,024,815
1,150,113	FirstRand	3,119,705
60,695	Foschini Group	671,470
74,553	Gold Fields	1,170,818
73,802	Impala Platinum Holdings	2,094,131
110,424	MTN Group	1,890,296
108,484	Raubex Group	327,632
16,149	Sasol	780,120
59,977	Shoprite Holdings	743,744
		11,822,731
	South Korea — 17.7%
89,610	Cheil Worldwide	1,136,888
109,690	Daegu Bank	1,519,049
13,365	GS Engineering & Construction (1)	1,420,983
16,320	Hana Financial Group	647,405
18,470	Hynix Semiconductor (1)	489,288
11,762	Hyundai Department Store (1)	1,376,656
16,003	Hyundai Engineering & Construction (1)	1,242,493
2,795	Hyundai Heavy Industries	1,211,146
5,778	Hyundai Mobis (1)	1,334,477
33,003	Hyundai Motor	5,278,121
12,387	KEPCO Plant Service & Engineering (1)	569,962
29,350	KT	1,096,118
9,844	LG Chem	3,693,974
4,773	LG Household & Health Care	1,735,636
3,791	POSCO	1,537,739
14,307	Samsung Electronics	12,539,796
15,038	Samsung Fire & Marine Insurance	3,110,384
42,040	Samsung Heavy Industries	1,601,971
83,050	Shinhan Financial Group (1)	3,680,393
11,467	SK Energy	2,095,154
		47,317,633
	Taiwan (2) — 11.9%
711,214	Acer	1,932,641
214,550	Asustek Computer	1,924,826
7,150	Cathay Financial Holding	13,221
61,373	Cathay Financial Holding GDR	1,141,231
904,332	China Steel	1,049,405
27,994	China Steel GDR	651,751
4,709,440	Chinatrust Financial Holding	3,998,181
81,040	Chunghwa Telecom ADR	2,420,665
843,880	Far Eastern New Century	1,431,404
343,400	HON HAI Precision Industry	1,465,356
270,495	HON HAI Precision Industry GDR	2,399,291
32,000	HTC	1,075,917
353,000	Nan Ya Plastics	973,310
1,866,337	Taiwan Cement	2,004,905
1,782,139	Taiwan Semiconductor Manufacturing	4,635,066
247,684	Taiwan Semiconductor Manufacturing ADR	3,237,230
770,000	WPG Holdings	1,506,967
		31,861,367
	Thailand — 4.5%
442,300	Bangkok Bank	2,156,338
60,850	Banpu NVDR	1,438,954
777,100	Kasikornbank NVDR	2,894,930
366,300	PTT	3,975,073
715,800	Thai Oil	1,576,754
		12,042,049
	Turkey — 4.2%
71,958	Anadolu Efes Biracilik Ve Malt Sanayii	891,003
287,753	Emlak Konut Gayrimenkul Yatirim Ortakligi (1)	509,774
236,292	TAV Havalimanlari Holding (1)	1,114,321
50,696	Tupras Turkiye Petrol Rafinerileri	1,315,547
443,491	Turk Telekomunikasyon	1,820,330
502,663	Turkiye Garanti Bankasi	2,238,796
112,968	Turkiye Halk Bankasi	891,426
561,978	Turkiye Is Bankasi Class C	1,766,807
503,064	Turkiye Sinai Kalkinma Bankasi	787,655
		11,335,659
	TOTAL COMMON STOCK (Cost $219,873,267)	248,155,836

Shares		Value $

	PREFERRED STOCK — 4.4%
	Brazil — 4.4%
28,879	Bradespar	792,098
7,072	Cia Energetica de Minas Gerais	116,247
1,391	Itau Unibanco Holding	29,699
130,616	Petroleo Brasileiro ADR	4,342,982
18,053	Ultrapar Participacoes	1,139,346
170,100	Vale ADR	5,269,698
500	Vale Class A	15,295
	TOTAL PREFERRED STOCK (Cost $10,417,400)	11,705,365

	EQUITY-LINKED WARRANT (1) (3) (4) — 1.8%
	Russia — 1.8%
1,342,109	Sberbank Savings Bank of the Russian Federation, Expires 02/28/18 (Cost $3,503,408)	4,777,908

	SHORT-TERM INVESTMENT (6) — 0.8%
2,196,078	JPMorgan Prime Money Market Fund, 0.060% (Cost $2,196,078)	2,196,078

	TOTAL INVESTMENTS — 99.6% (Cost $235,990,153) *	266,835,187

	OTHER ASSETS LESS LIABILITIES — 0.4%	1,099,804

	NET ASSETS — 100%	$267,934,991

(1)          Denotes non-income producing security.

(2)          Security is fair valued.

(3)          Securities are not readily marketable.

(4)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2011, the value of these securities amounted to $6,459,333, representing 2.4% of the net assets of the Fund.

(5)          Security considered illiquid. On January 31, 2011, the value of these securities amounted to $962,113 representing 0.4% of the net assets of the Fund.

(6)          The rate shown represents the 7-day current yield as of January 31, 2011.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non Voting Depository Receipt

* At January 31, 2011, the tax basis cost of the Fund’s investments was $235,990,153, and the unrealized appreciation and depreciation were $34,866,315 and $(4,021,281), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder U.S. Small and Mid Cap Opportunities Fund

Schedule of Investments

January 31, 2011 (unaudited)

Shares		Value $

	COMMON STOCK —82.7%
	Auto & Transportation — 1.2%
22,900	Ryder System	1,101,032
13,300	Wabtec	720,860
		1,821,892
	Consumer Discretionary — 13.6%
19,900	Bally Technologies (1)	814,507
24,400	Carter’s (1)	675,880
3,790	Copart (1)	148,757
39,900	DeVry	2,079,189
23,900	Dick’s Sporting Goods (1)	862,551
26,200	DreamWorks Animation SKG (1)	735,434
33,500	Harman International Industries (1)	1,451,220
3,400	Home Inns & Hotels Management ADR (1) (2)	114,682
33,800	Interpublic Group of Cos. (1)	361,322
11,700	Lamar Advertising Class A (1)	431,028
6,900	Liberty Media - Starz, Series A (1)	460,023
16,700	Life Time Fitness (1)	665,996
13,100	Magna International Class A	764,647
29,100	Men’s Wearhouse	762,711
31,600	Monster Worldwide (1)	526,140
34,400	Penske Automotive Group (1)	581,360
34,600	Rent-A-Center	1,029,004
86,900	Republic Services	2,679,996
27,400	Ross Stores	1,786,480
90,500	Scientific Games Class A (1)	933,960
6,600	Snap-On	373,758
67,600	VeriSign	2,274,740
		20,513,385
	Consumer Staples — 1.0%
95,100	Dean Foods (1)	965,265
8,900	JM Smucker	553,224
		1,518,489
	Financial Services — 13.4%
14,400	Bank of Hawaii	674,928
47,600	Comerica	1,818,320
30,200	Cullen/Frost Bankers	1,744,956
13,600	Digital Realty Trust REIT	739,840
65,000	HCC Insurance Holdings	1,968,200
18,000	Health Care REIT	883,440
30,200	Invesco Mortgage Capital	675,574
55,700	KKR	834,943
19,200	LaSalle Hotel Properties REIT	533,184
52,100	Lazard LP Class A	2,173,612
20,600	NYSE Euronext	655,286
15,500	PartnerRe	1,269,140
124,000	People’s United Financial	1,600,840
24,700	Reinsurance Group of America	1,421,732
34,600	Tanger Factory Outlet Centers REIT	903,406
24,300	Willis Group Holdings	913,194
48,900	WR Berkley	1,381,425
		20,192,020
	Health Care — 13.5%
18,900	AMERIGROUP (1)	989,793
45,600	Brookdale Senior Living (1)	996,360
22,700	CareFusion (1)	584,071
23,400	Centene (1)	648,648
22,300	DaVita (1)	1,646,855
49,400	DENTSPLY International	1,752,712
34,800	Emdeon Class A (1)	511,212
25,200	Emergency Medical Services (1)	1,701,000
13,275	Furiex Pharmaceuticals (1)	221,693
13,800	Gen-Probe (1)	867,882
12,900	Hospira (1)	712,467
38,100	Life Technologies (1)	2,068,449
13,100	LifePoint Hospitals (1)	461,120
43,500	Masimo	1,303,912
32,000	Nektar Therapeutics (1)	358,720
14,600	NuVasive (1)	407,997
28,900	Omnicare	749,088
7,600	Onyx Pharmaceuticals (1)	268,166
88,900	Pharmaceutical Product Development	2,590,546
16,000	Universal Health Services Class B	673,600
19,500	West Pharmaceutical Services	779,805
		20,294,096
	Materials & Processing — 9.6%
39,500	Airgas	2,475,465
35,300	Cabot	1,526,725
19,200	Cabot Microelectronics (1)	866,112
101,600	Crown Holdings (1)	3,389,376
13,400	Cytec Industries	730,836
25,400	Reliance Steel & Aluminum	1,328,166
6,800	Royal Gold	315,520
59,500	Silgan Holdings	2,221,135
28,488	Sino-Forest (1) (3)	619,725
84,170	Yamana Gold	951,121
		14,424,181
	Other Energy — 3.3%
12,600	Cimarex Energy	1,312,038
13,700	Concho Resources (1)	1,318,625
37,700	SM Energy	2,343,432
		4,974,095
	Producer Durables — 8.9%
32,300	Aecom Technology (1)	945,421
38,600	Applied Industrial Technologies	1,222,076

Shares		Value $

22,800	Dover	1,461,480
38,350	IDEX	1,520,961
34,700	Iron Mountain	846,333
12,700	Itron (1)	736,854
19,200	Kennametal	779,520
8,700	Manpower	561,759
30,000	PHH (1)	716,700
36,300	Quanta Services (1)	861,399
18,200	Shaw Group (1)	687,414
75,000	Steelcase	766,500
70,500	Verisk Analytics Class A (1)	2,385,015
		13,491,432
	Technology — 11.4%
64,500	Amdocs (1)	1,879,530
20,100	Arrow Electronics (1)	759,780
96,800	Atmel (1)	1,310,672
119,400	Brocade Communications Systems (1)	673,416
10,500	Citrix Systems (1)	663,390
51,600	Digital River (1)	1,637,784
148,200	Integrated Device Technology (1)	945,516
6,400	ITT	377,088
51,100	Molex	1,336,265
64,300	National Semiconductor	974,788
109,700	Parametric Technology (1)	2,438,631
21,200	QLogic (1)	377,572
8,300	Rovi (1)	512,608
28,800	SAIC (1)	477,216
35,500	Synopsys (1)	963,115
130,500	Tellabs	691,650
37,400	TIBCO Software (1)	822,052
11,400	VeriFone Systems (1)	455,316
		17,296,389
	Telecommunication Services — 1.3%
36,500	NII Holdings (1)	1,532,270
21,100	tw telecom (1)	361,865
		1,894,135
	Utilities — 5.5%
16,700	Cleco	522,042
53,300	Energen	2,979,470
59,500	NeuStar Class A (1)	1,596,385
31,700	Northeast Utilities	1,043,564
25,600	Portland General Electric	571,904
23,800	Southern Union	635,936
35,800	Westar Energy	912,900
		8,262,201
	TOTAL COMMON STOCK (Cost $105,159,416)	124,682,315

	INVESTMENT COMPANIES — 4.6%
29,700	iShares Russell 2000 Index Fund	2,315,115
44,600	iShares Russell Midcap Index Fund	4,629,034
	TOTAL INVESTMENT COMPANIES (Cost $6,461,782)	6,944,149

	SHORT-TERM INVESTMENT (4) — 10.7%
16,102,068	JPMorgan Prime Money Market Fund, 0.060% (Cost $16,102,068)	16,102,068

	TOTAL INVESTMENTS — 98.0% (Cost $127,723,266) *	147,728,532

	OTHER ASSETS LESS LIABILITIES — 2.0%	2,945,009

	NET ASSETS — 100%	$150,673,541

(1)          Denotes non-income producing security.

(2)          China-domiciled company.

(3)          Canada-domiciled company.

(4)          The rate shown represents the 7-day current yield as of January 31, 2011.

ADR — American Depositary Receipt

LP — Limited Partnership

REIT — Real Estate Investment Trust

* At January 31, 2011, the tax basis cost of the Fund’s investments was $127,723,266, and the unrealized appreciation and depreciation were $20,623,438 and $(618,172), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Total Return Fixed Income Fund

Schedule of Investments

January 31, 2011 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS (1) — 40.1%
	Abbott Laboratories
255,000	4.125%, 05/27/20	256,953
	Agrium
200,000	6.125%, 01/15/41	208,593
	Air Canada (2)
355,000	9.250%, 08/01/15	379,850
	Alliance One International
240,000	10.000%, 07/15/16	253,200
	Altria Group
170,000	9.950%, 11/10/38	228,502
	Anheuser-Busch InBev Worldwide (2)
40,000	7.750%, 01/15/19	49,457
525,000	5.375%, 11/15/14	582,884
	AT&T
330,000	6.550%, 02/15/39	352,599
	Atmos Energy
125,000	8.500%, 03/15/19	157,653
	Avis Budget Car Rental LLC (2)
360,000	8.250%, 01/15/19	377,100
	Bank of America
230,000	6.000%, 09/01/17	244,584
340,000	5.875%, 01/05/21	356,635
585,000	5.650%, 05/01/18	610,223
	Bank of Montreal (2)
2,490,000	2.850%, 06/09/15	2,540,116
	Bank of Nova Scotia (3)
1,405,000	0.603%, 10/18/12	1,404,279
	Berkshire Hathaway (3)
1,225,000	0.716%, 02/11/13	1,232,381
	Berry Petroleum
375,000	6.750%, 11/01/20	383,437
	BNP Paribas
480,000	5.000%, 01/15/21	481,019
	Boston Properties
305,000	4.125%, 05/15/21	292,373
	Browning-Ferris Industries
165,000	7.400%, 09/15/35	196,908
	Calpine (2)
330,000	7.875%, 07/31/20	347,325
	Canadian Imperial Bank of Commerce (2)
990,000	2.750%, 01/27/16	993,670
1,360,000	2.000%, 02/04/13	1,384,316
	Case New Holland
265,000	7.750%, 09/01/13	291,500
	CCO Holdings LLC
360,000	7.000%, 01/15/19	364,500
	Cenovus Energy
170,000	6.750%, 11/15/39	193,237
	Cequel Communications Holding I LLC (2)
325,000	8.625%, 11/15/17	341,656
	Chesapeake Energy
345,000	6.625%, 08/15/20	358,800
	Citigroup
590,000	4.587%, 12/15/15	616,762
	Clearwater Paper (2)
370,000	7.125%, 11/01/18	385,725
	CNA Financial
335,000	7.350%, 11/15/19	368,946
	Commonwealth Edison
290,000	4.000%, 08/01/20	282,504
	CommScope (2)
145,000	8.250%, 01/15/19	151,163
	Consolidated Edison of New York
85,000	4.450%, 06/15/20	87,725
	Continental Airlines (2)
255,000	6.750%, 09/15/15	266,475
	COX Communications (2)
260,000	8.375%, 03/01/39	334,553
	Crosstex Energy
245,000	8.875%, 02/15/18	266,437
	Crown Americas LLC (2)
340,000	6.250%, 02/01/21	344,250
	CSX
175,000	6.150%, 05/01/37	185,760
	CVS Caremark
310,000	5.750%, 06/01/17	348,492
	Dana Holding
245,000	6.750%, 02/15/21	249,900
	DaVita
395,000	6.375%, 11/01/18	398,950
	Delta Air Lines (2)
266,000	9.500%, 09/15/14	291,935
	Deutsche Telekom International Finance BV
275,000	8.750%, 06/15/30	363,186
	Digital Realty Trust (2)
425,000	5.875%, 02/01/20	440,598
	DnB Boligkreditt (2)
595,000	2.100%, 10/14/15	576,255
	Dow Chemical
195,000	4.250%, 11/15/20	187,427
	Duke Energy Carolinas LLC
60,000	4.300%, 06/15/20	61,369
	DuPont Fabros Technology
375,000	8.500%, 12/15/17	407,812

Principal Amount ($)		Value $

	EI du Pont de Nemours
130,000	4.900%, 01/15/41	121,771
	El Paso Pipeline Partners Operating LLC
310,000	6.500%, 04/01/20	336,376
	Energy Transfer Partners LP
280,000	9.000%, 04/15/19	356,615
100,000	7.500%, 07/01/38	116,953
	Enterprise Products Operating LLC
230,000	6.125%, 10/15/39	230,905
	EQT
60,000	8.125%, 06/01/19	70,601
	Expro Finance Luxembourg SCA (2)
325,000	8.500%, 12/15/16	321,750
	Finland Government International Bond (2)
705,000	1.250%, 10/19/15	681,954
	FMG Resources (2)
365,000	6.875%, 02/01/18	367,281
	Ford Motor Credit LLC
255,000	6.625%, 08/15/17	273,611
	Giant Funding (2)
185,000	8.250%, 02/01/18	192,631
	Goldman Sachs Group
400,000	6.250%, 02/01/41	405,712
	GXS Worldwide (2)
320,000	9.750%, 06/15/15	320,800
	Hanesbrands (2)
260,000	6.375%, 12/15/20	251,875
	Hartford Financial Services Group
120,000	5.500%, 03/30/20	122,406
	Helix Energy Solutions Group (2)
310,000	9.500%, 01/15/16	324,725
	Hertz (2)
240,000	6.750%, 04/15/19	242,700
	Hess
250,000	6.000%, 01/15/40	260,745
	HSBC Bank (2)
415,000	3.500%, 06/28/15	423,387
	Jabil Circuit
370,000	5.625%, 12/15/20	366,300
	JC Penney
245,000	5.750%, 02/15/18	241,631
	JPMorgan Chase Bank
475,000	6.000%, 10/01/17	526,091
	Kansas City Southern de Mexico (2)
340,000	6.625%, 12/15/20	346,375
	Kinder Morgan Energy Partners
105,000	6.500%, 09/01/39	107,972
	Kraft Foods
110,000	6.875%, 02/01/38	123,347
125,000	5.375%, 02/10/20	133,560
	Lloyds TSB Bank
425,000	6.375%, 01/21/21	430,298
	Macy’s Retail Holdings
260,000	6.700%, 07/15/34	256,100
	Magellan Midstream Partners LP
60,000	6.550%, 07/15/19	68,678
	Marathon Oil
51,000	7.500%, 02/15/19	64,573
	McDonald’s
405,000	6.300%, 03/01/38	465,746
	McKesson
225,000	7.500%, 02/15/19	272,021
	MetroPCS Wireless
360,000	6.625%, 11/15/20	348,300
	Midamerican Energy Holdings
345,000	5.750%, 04/01/18	387,848
	Morgan Stanley (3)
555,000	5.750%, 01/25/21	561,981
310,000	1.903%, 01/24/14	311,614
	NBC Universal (2)
435,000	5.150%, 04/30/20	449,341
	Nevada Power, Series L
85,000	5.875%, 01/15/15	95,113
	Newell Rubbermaid
220,000	4.700%, 08/15/20	218,220
	Newmont Mining
185,000	6.250%, 10/01/39	196,414
	Nisource Finance
145,000	6.125%, 03/01/22	160,366
	Nomura Holdings
605,000	6.700%, 03/04/20	647,184
	Nordstrom
235,000	6.750%, 06/01/14	269,004
155,000	4.750%, 05/01/20	158,778
	Norfolk Southern
190,000	5.900%, 06/15/19	216,440
	NRG Energy (2)
370,000	7.625%, 01/15/18	375,088
	PepsiCo
280,000	4.875%, 11/01/40	264,558
	Petrobras International Finance
185,000	5.750%, 01/20/20	191,933
	Petrohawk Energy (2)
300,000	7.250%, 08/15/18	309,750
	Pilgrim’s Pride (2)
310,000	7.875%, 12/15/18	311,163

Principal Amount ($)		Value $

	Plains All American Pipeline
55,000	8.750%, 05/01/19	69,150
	Plains Exploration & Production
305,000	7.625%, 04/01/20	330,925
	Prudential Financial
260,000	4.750%, 09/17/15	278,072
	Qwest
115,000	7.625%, 06/15/15	132,825
	Rent-A-Center (2)
370,000	6.625%, 11/15/20	366,300
	Republic Services (2)
60,000	5.250%, 11/15/21	63,413
	Reynolds American
320,000	7.625%, 06/01/16	376,455
120,000	7.250%, 06/15/37	123,060
	Reynolds Group Issuer (2)
375,000	7.125%, 04/15/19	389,062
	Royal Bank of Canada
205,000	2.625%, 12/15/15	205,509
	Royal Bank of Scotland (2)
1,525,000	2.625%, 05/11/12	1,560,638
	Sabra Health Care (2)
370,000	8.125%, 11/01/18	385,725
	Senior Housing Properties Trust
350,000	4.300%, 01/15/16	347,683
	Severstal Columbus LLC (2)
105,000	10.250%, 02/15/18	114,713
	Sparebanken 1 Boligkreditt (2)
365,000	1.250%, 10/25/13	363,586
	Svenska Handelsbanken (2)
515,000	4.875%, 06/10/14	552,541
	Talisman Energy
150,000	6.250%, 02/01/38	158,093
	Targa Resources Partners (2)
250,000	6.875%, 02/01/21	250,625
	Teck Resources
135,000	10.750%, 05/15/19	175,757
	Telecom Italia Capital
500,000	6.175%, 06/18/14	533,338
	Tenneco (2)
360,000	6.875%, 12/15/20	370,800
	Time Warner
325,000	6.100%, 07/15/40	331,267
	Toronto-Dominion Bank (2)
1,235,000	2.200%, 07/29/15	1,222,469
	TransCanada PipeLines
125,000	6.100%, 06/01/40	132,072
	United Business Media (2)
315,000	5.750%, 11/03/20	301,271
	Univision Communications (2)
335,000	7.875%, 11/01/20	359,288
	US Bank
440,000	4.950%, 10/30/14	482,015
	Vale Overseas
105,000	5.625%, 09/15/19	111,649
	Valero Energy
300,000	6.125%, 02/01/20	326,813
90,000	4.500%, 02/01/15	95,203
	Wachovia Bank (3)
685,000	0.666%, 11/03/14	665,170
	Wal-Mart Stores
720,000	3.625%, 07/08/20	694,801
	Waste Management
335,000	4.750%, 06/30/20	342,256
	Watson Pharmaceuticals
285,000	6.125%, 08/15/19	316,339
	Wind Acquisition Finance (2)
350,000	7.250%, 02/15/18	363,125
	Windstream (2)
330,000	7.875%, 11/01/17	355,162
	WPP Finance UK
295,000	8.000%, 09/15/14	343,640
	Yum! Brands
80,000	6.875%, 11/15/37	90,366
	TOTAL CORPORATE OBLIGATIONS (Cost $47,930,644)	49,459,735

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 39.8%
	FHLMC
221,882	5.500%, 05/01/38	236,713
2,155,522	5.000%, 08/01/40	2,259,185
1,316,582	4.500%, 10/01/24	1,391,783
	FHLMC Gold
131,774	6.500%, 07/01/32	146,472
10,458	6.000%, 12/01/28	11,518
	FHLMC IO REMIC (3) (4)
29	1161.300% NM, 01/15/22	797
	FHLMC REMIC
741,000	4.500%, 12/15/32	784,395
	FHLMC TBA
6,290,000	4.000%, 03/15/41	6,206,463
2,245,000	3.500%, 03/15/26	2,250,262
	FNMA
59,353	7.500%, 12/01/29	67,232
70,539	6.000%, 12/01/28	76,684
104,974	6.000%, 10/01/29	114,119
1,736,187	6.000%, 05/01/36	1,887,444

Principal Amount ($)		Value $

1,409,482	6.000%, 09/01/37	1,532,277
811,397	5.500%, 11/01/34	867,941
2,635,294	5.500%, 10/01/35	2,818,942
2,295,017	5.500%, 07/01/38	2,454,952
2,051,764	5.000%, 07/01/18	199,095
1,332,899	5.000%, 07/01/18	125,806
536,143	5.000%, 10/01/29	565,320
351,419	4.000%, 11/01/40	348,752
	FNMA REMIC
1,981,078	5.500%, 01/25/19	215,224
420,000	5.000%, 04/25/34	452,275
262,053	5.000%, 07/25/37	281,817
475,000	4.500%, 06/25/40	469,215
	FNMA TBA
340,000	6.000%, 03/25/41	368,687
155,000	4.000%, 03/25/41	153,184
	GNMA
11,022	8.000%, 11/15/17	12,683
9,317	8.000%, 06/15/26	10,721
61,021	7.000%, 09/15/23	69,868
94,035	6.000%, 10/20/32	102,948
265,667	6.000%, 06/20/35	292,852
1,473,000	5.000%, 12/20/33	1,570,537
515,000	4.500%, 06/16/27	525,265
1,135,000	4.500%, 06/20/27	1,148,726
920,000	4.500%, 06/20/39	916,250
905,000	4.500%, 08/20/40	896,343
482,000	4.000%, 09/20/38	472,332
905,000	4.000%, 08/20/39	882,968
639,132	4.000%, 12/15/40	643,661
2,107,453	3.000%, 07/20/40	2,151,701
1,119,881	0.781%, 12/20/38	1,118,496
1,208,050	0.761%, 07/20/37	1,206,768
52,435	0.711%, 11/20/38	52,285
	GNMA IO (2) (4)
252,028	4.500%, 11/20/32	21,273
906,007	4.500%, 06/20/33	84,567
	GNMA TBA
10,680,000	4.000%, 03/15/41	10,680,000
	TOTAL U.S. GOVERNMENT MORTGAGE- BACKED OBLIGATIONS (Cost $49,111,664)	49,146,798

	U.S. TREASURY OBLIGATIONS (1) — 16.0%
	U.S. Treasury Bill
2,800,000	0.138%, 02/17/11	2,799,838
1,000,000	0.155%, 03/10/11	999,856
	U.S. Treasury Note
3,440,000	3.875%, 08/15/40	3,052,463
4,710,000	2.625%, 08/15/20	4,441,751
2,380,000	2.625%, 11/15/20	2,231,621
5,590,000	2.125%, 12/31/15	5,645,028
590,000	0.500%, 11/30/12	589,885
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,998,040)	19,760,442

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS — 9.1%
	Americold LLC Trust, Series ARTA
500,000	4.954%, 01/14/29	506,819
535,000	3.847%, 01/14/29	540,261
	Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2
847,564	6.460%, 10/15/36	880,946
	Bear Stearns Commercial Mortgage Securities, Series T14 (3)
453,000	5.200%, 01/12/41	484,538
	Credit Suisse First Boston Mortgage Securities, Series CKN2
692,647	6.133%, 04/15/37	719,518
	Extended Stay America Trust, Series ESHA
1,724,937	2.951%, 11/05/27	1,709,130
	Four Times Square Trust
793,000	5.401%, 12/13/28	838,809
	GS Mortgage Securities II, Series C1 (2)
427,000	4.592%, 08/10/43	429,136
	JP Morgan Chase Commercial Mortgage Securities (2)
870,000	4.070%, 11/15/43	834,399
	LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A5
835,000	6.133%, 12/15/30	854,529
	LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A4
350,000	4.960%, 12/15/31	369,322
	Morgan Stanley Capital I, Series 2003-T11, Class A4
1,225,000	5.150%, 06/13/41	1,302,856
	OBP Depositor LLC Trust (2)
760,000	4.646%, 07/15/45	779,385
	Vornado DP LLC, Series VNO
926,000	4.004%, 09/13/28	897,037
	TOTAL COMMERCIAL MORTGAGE- BACKED OBLIGATIONS (Cost $11,202,056)	11,146,685

Principal Amount ($)		Value $

	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.1%
	NCUA Guaranteed Notes (5)
1,100,000	2.900%, 10/29/20	1,089,421
2,348,402	2.650%, 10/29/20	2,328,207
253,747	1.840%, 10/07/20	254,916
1,068,358	0.735%, 11/05/20	1,061,681
1,456,749	0.635%, 11/06/17	1,456,749
	Residential Accredit Loans, Series 1999-QS4, Class A1
17,035	6.250%, 03/25/14	17,704
	Salomon Brothers Mortgage Securities VII, Series 2001-CPB1, Class A (3)
10,141	2.856%, 12/25/30	10,572
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,275,290)	6,219,250

	ASSET-BACKED SECURITIES (3) — 2.9%
	BA Credit Card Trust, Series A1
625,000	0.561%, 09/15/15	626,309
	Chase Issuance Trust, Series A13
625,000	1.802%, 09/15/15	645,898
	Discover Card Master Trust, Series A1
625,000	1.561%, 12/15/14	633,596
	MBNA Credit Card Master Note Trust, Series A10
310,000	0.320%, 11/16/15	308,642
	NCUA Guaranteed Notes, Series A1
293,887	0.611%, 12/07/20	294,198
	Nelnet Student Loan Trust, Series 4A
515,103	1.060%, 04/25/46	515,786
	Wachovia Auto Owner Trust, Series A
590,000	1.411%, 03/20/14	595,254
	TOTAL ASSET-BACKED SECURITIES (Cost $3,616,544)	3,619,683

	MUNICIPAL BONDS — 0.8% New York — 0.1%
140,000	Metropolitan Transportation Authority, RB
	6.814%, 11/15/40	143,877

	South Carolina — 0.5%
	South Carolina Student Loan
548,173	0.734%, 01/25/21	547,943

	Utah — 0.2%
315,000	State of Utah, GO
	3.539%, 07/01/25	284,870
	TOTAL MUNICIPAL BONDS (Cost $1,002,099)	976,690

	SHORT-TERM INVESTMENTS (6) — 0.4%
542,499	JPMorgan Prime Money Market Fund, 0.060% (Cost $542,499)	542,499

	TOTAL INVESTMENTS — 114.2% (Cost $139,678,836) *	140,871,782

	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (14.2)%	(17,487,149)

	NET ASSETS — 100%	$123,384,633

(1)	Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2011, the value of these securities amounted to $23,290,742 representing 18.9% of the net assets of the Fund.

(3)	Variable Rate Security — Rate disclosed is as of January 31, 2011
(4)	Security considered illiquid. On January 31, 2011, the value of these securities amounted to $106,637 representing 0.1% of the net assets of the Fund.
(5)	Security is fair valued.
(6)	The rate shown represents the 7-day current yield as of January 31, 2011.

* At January 31, 2011, the tax basis cost of the Fund’s investments was $139,678,836, and the unrealized appreciation and depreciation were $2,332,774 and $(1,139,828), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Corporation

LP — Limited Partnership

NM — Not Meaningful

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

A summary of the open futures contracts held by the Fund at January 31, 2011, is as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Australian 10-Year Bond	23	Mar-2011	$31,899
Canadian 10-Year Bond	27	Mar-2011	(17,469)
U.S. 10-Year Treasury Note	(181)	Mar-2011	606,176
U.S. 2-Year Treasury Note	(12)	Mar-2011	(583)
U.S. 5-Year Treasury Note	(10)	Mar-2011	11,467
U.S. Long Treasury Bond	(16)	Mar-2011	102,895
			$734,385

Schroder Multi-Asset Growth Portfolio

Schedule of Investments *

January 31, 2011 (unaudited)

Shares		Value $

	EQUITIES — 49.9%
	Domestic Equity — 23.8%
1,522	iShares S&P 500 Index Fund	196,566
3,464	iShares S&P MidCap 400 Index Fund	319,831
125,760	Schroder U.S. Small and Mid Cap Opportunities Fund, Investor Shares (1) (2)	1,507,866
		2,024,263
	International Equities — 26.1%
3,409	iShares MSCI All Country Asia ex Japan Index Fund	209,858
5,055	iShares MSCI EAFE Index Fund	300,469
22,688	iShares MSCI Japan Index Fund	247,980
9,050	iShares MSCI Germany Index Fund	227,789
3,598	iShares MSCI Pacific ex-Japan Index Fund	166,660
21,254	Schroder Emerging Market Equity Fund, Investor Shares (2)	289,688
16,110	Schroder International Alpha Fund, Investor Shares (2)	172,374
65,608	Schroder International Diversified Value Fund, Investor Shares (2)	606,217
		2,221,035
	TOTAL EQUITIES (Cost $3,206,766)	4,245,298

	FIXED INCOME — 26.4%
	Corporate Bond — 2.0%
1,571	iShares iBoxx Investment Grade Corporate Bond Fund	170,422

	Emerging Market Bonds — 7.9%
32,133	PIMCO Developing Local Markets Fund	340,611
27,625	PIMCO Emerging Local Bond Fund	287,026
3,819	PIMCO Emerging Markets Bond Fund	41,966
		669,603
	High Yield Bonds — 16.5%
97,766	Goldman Sachs High Yield Fund	723,468
68,114	T. Rowe Price High Yield Fund	679,775
		1,403,243
	TOTAL FIXED INCOME (Cost $2,128,688)	2,243,268

	COMMODITIES — 11.8%
105,986	PIMCO Commodity RealReturn Strategy Fund (Cost $856,125)	1,004,749

	REAL ESTATE — 4.1%
3,098	iShares Dow Jones U.S. Real Estate Index Fund	179,653
4,978	iShares S&P World ex-U.S. Property Index Fund	170,347
	TOTAL REAL ESTATE (Cost $338,137)	350,000

	INFRASTRUCTURE — 4.0%
178,003	HSBC Infrastructure (Cost $323,429)	336,081

	PRIVATE EQUITY — 0.7%
5,534	PowerShares Listed Private Equity Portfolio (Cost $64,018)	60,653

	SHORT-TERM INVESTMENT (3) — 3.7%
317,198	JPMorgan Prime Money Market Fund, 0.060% (Cost $317,198)	317,198

	TOTAL INVESTMENTS — 100.6% (Cost $7,234,361) **	8,557,247

	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%	(48,300)

	NET ASSETS — 100%	$8,508,947

(1)	Denotes non-income producing security.
(2)	Affiliated fund.
(3)	The rate shown represents the 7-day current yield as of January 31, 2011.

AUD — Australian Dollar

CHF — Swiss Franc

EAFE — Europe, Australasia, and the Far East

EUR — Euro

JPY — Japanese Yen

KRW — Korean Won

MSCI — Morgan Stanley Capital International

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

PLN — Polish Zloty

S&P — Standard & Poor’s

SGD — Singapore Dollar

TRY — Turkish New Lira

USD — United States Dollar

* Investment categories are based on the underlying investments of the invested security.

** At January 31, 2011, the tax basis cost of the Fund’s investments was $7,234,361, and the unrealized appreciation and depreciation were $1,350,231 and $(27,345), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

A summary of the open futures contracts held by the Fund at January 31, 2011, is as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
NASDAQ 100 E-MINI	4	Mar-2011	$6,466
$6,466

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2011, is as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Currency to Deliver		Currency to Receive		(Depreciation)
UBS Securities LLC	2/10/11	EUR	186,980	CHF	250,000	$8,925
JPMorgan Chase & Co.	2/17/11	NZD	216,000	AUD	170,502	3,251
State Street	2/17/11	AUD	164,559	NZD	216,000	2,659
JPMorgan Chase & Co.	3/3/11	EUR	256,465	USD	342,684	(8,220)
State Street	3/3/11	EUR	253,373	USD	335,058	(11,615)
State Street	3/10/11	JPY	14,271,500	USD	170,432	(3,529)
State Street	3/10/11	USD	165,093	TRY	250,000	(9,928)
JPMorgan Chase & Co.	4/14/11	USD	396,316	SGD	508,600	1,537
HSBC	4/14/11	EUR	62,439	PLN	244,000	(950)
HSBC	4/18/11	USD	77,654	KRW	87,000,000	198
HSBC	4/18/11	USD	163,732	MYR	503,000	1,488
						$(16,184)

Schroder Mutual Funds

Fair Value Measurements

January 31, 2011 (unaudited)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Schroder Funds’ investments carried at value:

Schroder International Multi-Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Australia	$540,430	$—	$—	$540,430
Austria	127,816	—	—	127,816
Belgium	234,473	—	—	234,473
Bermuda	121,206	—	—	121,206
Brazil	167,811	—	—	167,811
Canada	1,037,107	—	—	1,037,107
Cayman Islands	13,035	—	—	13,035
Chile	30,696	—	—	30,696
China	96,829	—	—	96,829
Cyprus	24,535	—	—	24,535
Czech Republic	27,806	—	—	27,806
Denmark	17,809	—	—	17,809
Finland	339,482	—	—	339,482
France	1,033,921	—	—	1,033,921
Germany	444,035	—	—	444,035
Greece	80,507	—	—	80,507
Guernsey	5,037	—	—	5,037
Hong Kong	370,972	—	—	370,972
Hungary	23,304	—	—	23,304
Indonesia	65,067	—	—	65,067
Ireland	74,323	—	—	74,323
Israel	132,761	—	—	132,761
Italy	404,122	—	—	404,122
Japan	3,056,812	—	—	3,056,812
Malaysia	169,825	—	—	169,825
Malta	—	—	—	—
Netherlands	332,364	—	—	332,364
New Zealand	57,868	—	—	57,868
Norway	352,894	—	—	352,894
Phillippines	84,601	—	—	84,601
Poland	88,433	—	—	88,433
Portugal	104,988	—	—	104,988
Russia	94,484	—	—	94,484
Singapore	249,159	—	—	249,159
South Africa	104,953	—	—	104,953
South Korea	200,326	—	—	200,326
Spain	338,983	—	—	338,983
Sweden	287,371	—	—	287,371
Switzerland	434,490	—	—	434,490
Taiwan	4,032	414,541	—	418,573
Thailand	235,362	—	—	235,362
Turkey	196,816	—	—	196,816
United Kingdom	1,639,930	—	—	1,639,930
	13,446,775	414,541	—	13,861,316

	Level 1	Level 2	Level 3	Total
Investments in Securities — (concluded)
Preferred Stock
Brazil	$67,355	$—	$—	$67,355
Germany	69,962	—	—	69,962
	137,317	—	—	137,317
Warrants
Italy	29	—	—	29

Short-Term Investment	157,331	—	—	157,331

Total Investments in Securities	$13,741,452	$414,541	$—	$14,155,993

Other Financial Instruments
Forwards — Unrealized Appreciation	$—	$14,942	$—	$14,942
Futures — Unrealized Depreciation	(2,577)	—	—	(2,577)
Total Other Financial Instruments	$(2,577)	$14,942	$—	$12,365

For the period ended January 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2011, there were no transfers between Level 2 and Level 3 assets and liabilities.

Schroder Emerging Market Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Brazil	$34,649,545	$—	$—	$34,649,545
Cayman Islands	508,949	—	—	508,949
China	32,220,978	—	—	32,220,978
Cyprus	589,940	—	—	589,940
Czech Republic	931,331	—	—	931,331
Egypt	—	962,113	—	962,113
Hong Kong	21,030,503	—	—	21,030,503
Hungary	6,113,625	—	—	6,113,625
India	8,725,507	—	—	8,725,507
Peru	1,651,238	—	—	1,651,238
Poland	4,328,773	—	—	4,328,773
Qatar	781,955	—	—	781,955
Russia	21,281,940	—	—	21,281,940
South Africa	11,822,731	—	—	11,822,731
South Korea	47,317,633	—	—	47,317,633
Taiwan	9,850,168	22,011,199	—	31,861,367
Thailand	12,042,049	—	—	12,042,049
Turkey	11,335,659	—	—	11,335,659
	225,182,524	22,973,312	—	248,155,836
Preferred Stock
Brazil	11,705,365	—	—	11,705,365
Equity Linked Warrant
Russia	—	4,777,908	—	4,777,908

Short-Term Investment	2,196,078	—	—	2,196,078

Total Investments in Securities	$239,083,967	$27,751,220	$—	$266,835,187

For the period ended January 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2011, there were no transfers between Level 2 and Level 3 assets and liabilities.

Schroder U.S. Small and Mid Cap Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Auto & Transportation	$1,821,892	$—	$—	$1,821,892
Consumer Discretionary	20,513,385	—	—	20,513,385
Consumer Staples	1,518,489	—	—	1,518,489
Financial Services	20,192,020	—	—	20,192,020
Health Care	20,294,096	—	—	20,294,096
Materials & Processing	14,424,181	—	—	14,424,181
Other Energy	4,974,095	—	—	4,974,095
Producer Durables	13,491,432	—	—	13,491,432
Technology	17,296,389	—	—	17,296,389
Telecommunication Services	1,894,135	—	—	1,894,135
Utilities	8,262,201	—	—	8,262,201
	124,682,315	—	—	124,682,315

Investment Companies	6,944,149	—	—	6,944,149

Short-Term Investment	16,102,068	—	—	16,102,068

Total Investments in Securities	$147,728,532	$—	$—	$147,728,532

For the period ended January 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2011, there were no transfers between Level 2 and Level 3 assets and liabilities.

Schroder Total Return Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$49,459,735	$—	$49,459,735
U.S. Government Mortgage-Backed Obligations	—	49,146,798	—	49,146,798
U.S. Treasury Obligations	—	19,760,442	—	19,760,442
Commercial Mortgage-Backed Obligations	—	11,146,685	—	11,146,685
Collateralized Mortgage Obligations	—	6,219,250	—	6,219,250
Asset-Backed Securities	—	3,619,683	—	3,619,683
Municipal Bonds	—	976,690	—	976,690
Short-Term Investment	542,499	—	—	542,499

Total Investments in Securities	$542,499	$140,329,283	$—	$140,871,782

For the period ended January 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2011, there were no transfers between Level 2 and Level 3 assets and liabilities.

Other Financial Instruments
Futures — Unrealized Appreciation	$752,437	$—	$—	$752,437
Futures — Unrealized Depreciation	(18,052)	—	—	(18,052)
Total Other Financial Instruments	$734,385	$—	$—	$734,385

Schroder Multi-Asset Growth Portfolio

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities
Domestic Equity	$2,024,263	$—	$—	$2,024,263
International Equities	2,221,035	—	—	2,221,035
	4,245,298	—	—	4,245,298
Fixed Income
Corporate Bond	170,422	—	—	170,422
Emerging Market Bonds	669,603	—	—	669,603
High Yield Bonds	1,403,243	—	—	1,403,243
	2,243,268	—	—	2,243,268

Commodities	1,004,749	—	—	1,004,749

Real Estate	350,000	—	—	350,000

Infrastructure	336,081	—	—	336,081

Private Equity	60,653	—	—	60,653

Short-Term Investment	317,198	—	—	317,198

Total Investments in Securities	$8,557,247	$—	$—	$8,557,247

For the period ended January 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2011, there were no transfers between Level 2 and Level 3 assets and liabilities.

Other Financial Instruments
Forwards — Unrealized Appreciation	$—	$18,058	$—	$18,058
Forwards — Unrealized Depreciation	—	(34,242)	—	(34,242)
Futures — Unrealized Appreciation	6,466	—	—	6,466
Total Other Financial Instruments	$6,466	$(16,184)	$—	$(9,718)

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2010 through January 31, 2011 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 31, 2011

*     Print the name and title of each signing officer under his or her signature.